PREPAID EXPENSES	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
PREPAID EXPENSES

As at March 31, 2018 and December 31, 2017, the Company had the following prepaid expenses:

	March 31, 2019	December 31, 2018
	$	$

Market Registration Fees	4,376	8,751
Legal Retainer	7,366	13,460

	11,742	22,211